SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Carrying value and fair value of financial instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 13,946
United States money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	26,318	$ 7,586	$ 7,160
United States treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	5,005		68,322
Marketable securities		53,553	7,311
Level 1 | United States money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	26,318	7,586	7,160
Level 2 | United States treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	5,005		68,322
Marketable securities		$ 53,553	$ 7,311
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 13,946